Long-term debt	3 Months Ended
Mar. 31, 2020
Long-term debt
Long-term debt

6.    Long-term debt

As of March 31, 2020 and December 31, 2019, long-term debt consisted of the following:

Long-term debt

in € THOUS

	March 31,	December 31,
	2020	2019

Amended 2012 Credit Agreement	1,793,097	1,901,372
Bonds	5,030,206	4,966,619
Convertible Bonds	—	399,939
Accounts Receivable Facility	662,030	379,570
Other	282,761	258,057
Long-term debt	7,768,094	7,905,557
Less current portion	(1,964,695)	(1,447,239)
Long-term debt, less current portion	5,803,399	6,458,318

Amended 2012 Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2012 Credit Agreement at March 31, 2020 and December 31, 2019:

Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2020		March 31, 2020 (1)

Revolving credit USD 2017 / 2022	$900,000	€821,468	$23,176	€21,154
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,200,000	€1,095,290	$1,200,000	€1,095,290
EUR term loan 2017 / 2022	€280,000	€280,000	€280,000	€280,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,196,758		€1,796,444

	Maximum amount available		Balance outstanding
	December 31, 2019		December 31, 2019 (1)

Revolving credit USD 2017 / 2022	$900,000	€801,139	$138,700	€123,464
Revolving credit EUR 2017 / 2022	€600,000	€600,000	€—	€—
USD term loan 2017 / 2022	$1,230,000	€1,094,891	$1,230,000	€1,094,891
EUR term loan 2017 / 2022	€287,000	€287,000	€287,000	€287,000
EUR term loan 2017 / 2020	€400,000	€400,000	€400,000	€400,000
		€3,183,030		€1,905,355
(1)	Amounts shown are excluding debt issuance costs.

Accounts Receivable Facility

The following table shows the available and outstanding amounts under the Accounts Receivable Facility at March 31, 2020  and at December 31, 2019:

Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	March 31, 2020 (1)		March 31, 2020 (2)

Accounts Receivable Facility	$900,000	€821,468	$725,750	€662,422

	Maximum amount available		Balance outstanding
	December 31, 2019 (1)		December 31, 2019 (2)

Accounts Receivable Facility	$900,000	€801,139	$427,000	€380,096
(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.

The Company also had letters of credit outstanding under the Accounts Receivable Facility in the amount of $12,522 and $23,460 (€11,429 and €20,883) at March 31, 2020 and December 31, 2019, respectively. These letters of credit are not included above as part of the balance outstanding at March 31, 2020 and December 31, 2019; however, they reduce available borrowings under the Accounts Receivable Facility.